Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Detail) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	€ 174,581	€ 150,670
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	174,581	150,670	€ 197,291	€ 143,296
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	752,909	763,586
Financial liabilities measured at fair value through profit or loss	174,581	150,670
Carrying amount [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	449,562	458,207
Royalty funding liabilities	303,347	305,379
Derivative liabilities	174,581	150,670
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	741,684	743,961
Financial liabilities measured at fair value through profit or loss	174,581	150,670
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	433,666	438,288
Royalty funding liabilities	308,018	305,673
Derivative liabilities	€ 174,581	€ 150,670